OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

December 28, 2012

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:    Oppenheimer Limited-Term Government Fund
Post-Effective Amendment No. 49 under the Securities Act
and Amendment No. 48 under the Investment Company Act
File Nos. 33-02769; 811-4563

Dear Ms. Lithotomos:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Limited-Term Government Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 49 under the Securities Act and Amendment No. 48 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made to (i) include audited financial statements of the Fund for the fiscal year ended September 30, 2012, together with a copy of a signed Independent Registered Public Accounting Firm's consent; (ii) update performance information; (iii) reflect other non-material changes permitted by Rule 485(b) under the Securities Act. This filing also incorporates the following comments that you gave to Taylor Edwards regarding the Fund’s registration statement filed on October 26, 2012, under Rule 485(a) under the Securities Act:

Prospectus

Principal Investment Strategies

1.	Under “Principal Investment Strategies,” we disclose that “under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.” Explain why “hedging instruments” are included as part of the 80% policy in light of the Fund’s name and Rule 35d-1.

The original proposal of Rule 35d-1 would have required a fund with a name that suggests it focuses on a particular asset class to invest at least 80% of its assets “in the particular securities or in securities of issuers in the particular industry or industries suggested by its name.” See “Investment Company Names,” Rel. No. IC-22530 (Feb. 27, 1997) (emphasis added). The final version of the Rule was adopted with different language, which stated that 80% of the assets must be invested in “the particular type of investments, or in investments in the particular industry or industries, suggested by the Fund’s name.” Rule 35d-(a(2)9i); see also “Investment Company Names,” Rel. No. IC-24828 (Jan. 17, 2001) (the “Adopting Release”) (emphasis added). The effect of the change, as explained in footnote 13 of the Adopting Release is: “In appropriate circumstances, this would permit an investment company to include a synthetic instrument in the 80 [percent] basket if it has economic characteristics similar to the securities included in the basket.” Accordingly, synthetic instruments, including certain derivatives (including hedging instruments), may be counted towards the 80% test. Consistent with that analysis, the Fund may include "hedging instruments" within its 80% policy if those instruments have economic characteristics similar to the other securities in the basket.

2.	In the “More About the Fund” section of the Prospectus, under the section “U.S. Government Securities,” we list “Forward Rolls.” Explain why forward roll transactions qualify as U.S. Government securities?

The formatting of this disclosure has been revised to reflect that forward roll transactions are treated separately from U.S. Government securities.

3.	The Fund discloses that it can use inverse floaters and other derivatives. Are there any limitations on the use of these types of securities?

There are no stated limitations on the Fund’s use of inverse floaters and derivatives outside of the 20% limit resulting from the Fund’s 80% policy. However, the Fund's portfolio managers do not anticipate investing in inverse floaters as a principal investment strategy, and, as such, the disclosure has been revised to remove inverse floaters from the Fund's “Principal Investment Strategies” and “Principal Risks” sections of the Prospectus. It also should be noted, that while certain derivatives fall outside of the Fund’s 80% policy, certain other derivatives, with economic characteristics similar to other securities in the basket, as discussed above, may be included within the 80% bucket.

4.	The prospectus contains the legend, “[a]n investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Please delete if the Fund does not offer its securities through an FDIC insured institution.

The Fund’s securities may be offered through an FDIC insured institution so the legend has not been deleted.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective December 28, 2012, as indicated on the facing page.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq.
Vice President & Senior Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/Adrienne Ruffle

Adrienne Ruffle

Vice President & Associate Counsel

cc:	Valerie Lithotomos, Esq.
K&L Gates LLP
KPMG LLP
Taylor V. Edwards
Gloria LaFond